SHAREHOLDERS' EQUITY (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands						12 Months Ended
		Mar. 31, 2022	Sep. 23, 2020 CNY (¥) shares	May 08, 2020 CNY (¥) shares	Feb. 29, 2020 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2020 CNY (¥) shares		Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 17, 2021 USD ($) $ / shares shares	Sep. 03, 2021 shares	Sep. 23, 2020 $ / shares	May 08, 2020 $ / shares shares	Apr. 07, 2020 USD ($) $ / shares shares	Jan. 08, 2018 $ / shares
SHAREHOLDERS' EQUITY
Fair value per ordinary share | $ / shares																		$ 0.76
Shares repurchased during the period value | ¥						¥ 208,385		¥ 26,700
Ordinary shares par value (per share) | $ / shares										$ 0.001	$ 0.001		$ 0.001
Ordinary shares authorized						40,000,000,000				40,000,000,000		40,000,000,000	40,000,000,000
Ordinary shares issued						3,805,284,801				3,805,284,801		3,805,284,810
Ordinary shares						¥ 25,062				$ 3,634		¥ 24,782	$ 40,000
Camelot
SHAREHOLDERS' EQUITY
Ordinary shares issued														247,475,446
2022 Share Repurchase Program
SHAREHOLDERS' EQUITY
Shares repurchased during the period shares						183,901,110	183,901,110
Shares repurchased during the period value | $							$ 100,000
Repurchase period (in months)		12 months
NASDAQ/NGS (GLOBAL SELECT MARKET)
SHAREHOLDERS' EQUITY
Sale of stock consideration received in the transaction | ¥			¥ 1,881,233
Ordinary Shares
SHAREHOLDERS' EQUITY
Shares repurchased during the period shares	[1]					183,901,110	183,901,110	5,475,254
Shares repurchased during the period value | ¥								¥ 38
Revision in authorised capital
SHAREHOLDERS' EQUITY
Common stock preferred stock and temporary equity shares authorised																	4,000,000,000
Ordinary shares par value (per share) | $ / shares																	$ 0.001
Ordinary shares authorized																	2,282,750,429
Ordinary shares | $																	$ 4,000
IPO
SHAREHOLDERS' EQUITY
Issuance of ordinary shares (In shares)				30,000,000
Sale of stock issue price per share | $ / shares																$ 1.13
Sale of stock consideration received in the transaction | ¥				¥ 3,875,394
Number of shares of preferred stock converted into common stock																1,717,249,571
IPO | Ordinary Shares
SHAREHOLDERS' EQUITY
Issuance of ordinary shares (In shares)				450,000,000				517,500,000	[1]
Sale of stock issue price per share | $ / shares																$ 17.00
Over-Allotment Option
SHAREHOLDERS' EQUITY
Issuance of ordinary shares (In shares)				4,500,000
Over-Allotment Option | NASDAQ/NGS (GLOBAL SELECT MARKET)
SHAREHOLDERS' EQUITY
Issuance of ordinary shares (In shares)			1,250,000
Over-Allotment Option | Ordinary Shares
SHAREHOLDERS' EQUITY
Issuance of ordinary shares (In shares)				67,500,000
Over-Allotment Option | Ordinary Shares | NASDAQ/NGS (GLOBAL SELECT MARKET)
SHAREHOLDERS' EQUITY
Issuance of ordinary shares (In shares)			18,750,000
Follow On Offer | NASDAQ/NGS (GLOBAL SELECT MARKET)
SHAREHOLDERS' EQUITY
Issuance of ordinary shares (In shares)			120,000,000
Sale of stock issue price per share | $ / shares															$ 2.07
Follow On Offer | Ordinary Shares | NASDAQ/NGS (GLOBAL SELECT MARKET)
SHAREHOLDERS' EQUITY
Issuance of ordinary shares (In shares)			8,000,000
Sale of stock issue price per share | $ / shares															$ 31.00
Series A Convertible Preferred Shares | Revision in authorised capital
SHAREHOLDERS' EQUITY
Temporary equity shares authorised																	458,116,000
Series B Convertible Redeemable Preferred Shares | Revision in authorised capital
SHAREHOLDERS' EQUITY
Temporary equity shares authorised																	153,603,600
Series C Redeemable Convertible Preferred Shares | Revision in authorised capital
SHAREHOLDERS' EQUITY
Temporary equity shares authorised																	185,665,192
Series D Redeemable Convertible Preferred Shares | Revision in authorised capital
SHAREHOLDERS' EQUITY
Temporary equity shares authorised																	842,738,782
Series D Plus Redeemable Convertible Preferred Shares | Revision in authorised capital
SHAREHOLDERS' EQUITY
Temporary equity shares authorised																	77,125,997
Executive Officer
SHAREHOLDERS' EQUITY
Repurchase price per share | $ / shares					$ 0.70
Shares repurchased during the period shares					5,475,254
Shares repurchased during the period value | $					$ 0

[1]	As of December 31, 2020, 2021 and 2022, 206,506,322, 158,902,970 and 112,969,750 ordinary shares, respectively, were issued in relation to the share awards. These shares are legally issued but not outstanding.